Major Customers	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Major Customer [Abstract]
MAJOR CUSTOMERS
S.	MAJOR CUSTOMERs:

For the three months ended March 31, 2022, the Company had one major customer to which sales accounted for approximately 12.3% of the Company’s revenues. The Company had accounts receivable from this customer amounting to 16.8% of the total accounts receivable balance.

For the three months ended March 31, 2021, the Company had one major customer to which sales accounted for approximately 8.1% of the Company’s revenues. The Company had accounts receivable from this customer amounting to 14% of the total accounts receivable balance.

U.	MAJOR CUSTOMERs:

For the year ended December 31, 2021, the Company had no major customers.

For the year ended December 31, 2020, the Company had one major customer to which sales accounted for approximately 14% of the Company’s revenues. The Company had no accounts receivable from this customer.